CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share capital	Share premium	Other capital reserves	Cash flow hedge reserve	Foreign currency translation reserve	Investments at fair value through other comprehensive income reserve	Retained earnings (accumulated deficit)
Beginning Balance at Jun. 30, 2016	[1]	$ 735,253	$ 21,620	$ 441,734	$ 244,335	$ 0	$ 4,149	$ 550	$ 22,865
Net loss	[1]	(37,449)							(37,449)
Other comprehensive income (loss), net of tax	[1]	1,547				2,215	140	(808)
Total comprehensive loss attributable to owners of Atlassian Corporation Plc	[1]	(35,902)				2,215	140	(808)	(37,449)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	[1]	9,498	640	8,858
Vesting of early exercised shares	[1]	382	15	367
Issuance of ordinary shares for settlement of restricted share units (RSUs)	[1]	0	451		(451)
Share-based payment	[1]	137,458			137,458
Replacement equity awards related to business combination	[1]	20,193			20,193
Tax benefit from share plans	[1]	35,811			35,811
Increase (decrease) in equity	[1]	203,342	1,106	9,225	193,011
Ending Balance at Jun. 30, 2017	[1]	902,693	22,726	450,959	437,346	2,215	4,289	(258)	(14,584)
Net loss	[1]	(113,432)							(113,432)
Other comprehensive income (loss), net of tax	[1]	(6,307)				(5,839)	118	(586)
Total comprehensive loss attributable to owners of Atlassian Corporation Plc	[1]	(119,739)				(5,839)	118	(586)	(113,432)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	[1]	4,004	243	3,761
Vesting of early exercised shares	[1]	83	37	46
Issuance of ordinary shares for settlement of restricted share units (RSUs)	[1]	0	525		(525)
Share-based payment	[1]	162,873			162,873
Tax benefit from share plans	[1]	140			140
Reduction in deferred tax assets	[1]	(42,734)			(42,734)
Increase (decrease) in equity	[1]	124,366	805	3,807	119,754
Ending Balance at Jun. 30, 2018	[1]	907,320	23,531	454,766	557,100	(3,624)	4,407	(844)	(128,016)
Net loss		(637,621)							(637,621)
Other comprehensive income (loss), net of tax		32,140				1,077	(35)	31,098
Total comprehensive loss attributable to owners of Atlassian Corporation Plc		(605,481)				1,077	(35)	31,098	(637,621)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options		3,542	150	3,392
Vesting of early exercised shares		59	51	8
Issuance of ordinary shares for settlement of restricted share units (RSUs)		0	467		(467)
Share-based payment		257,777			257,777
Replacement equity awards related to business combination		1,768			1,768
Tax benefit from share plans		482			482
Increase (decrease) in equity		263,628	668	3,400	259,560
Ending Balance at Jun. 30, 2019		$ 565,467	$ 24,199	$ 458,166	$ 816,660	$ (2,547)	$ 4,372	$ 30,254	$ (765,637)

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.